[Missing Graphic Reference]	William J. Evers Vice President, Corporate Counsel
213 Washington Street, 15th Floor Newark, NJ 07102-2917 Tel 973-802-3716 william.evers@prudential.com

October 3, 2014

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Definitive Prospectus Supplements and Statements of Additional Information Filings Pursuant to Rule 497(j)

Investment Company Act No. 811-07325	Investment Company Act No. 811-07975
333-184887	333-184889
333-184888	333-184891
333-184890	333-184892

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectus Supplements and Statements of Additional Information ("SAIs") included in the above-referenced Registration Statements,  the form of Prospectus Supplements and SAIs that would have been filed under paragraphs (e) and (c), respectively, of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments and

2.	The text of the most recent post-effective amendments has been filed with the Commission electronically.

Sincerely,

/s/William J. Evers
William J. Evers